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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

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
Report for the Calendar Year or Quarter Ended:      December 31, 2006

Check here if Amendment [X]                         Amendment No.:    1
                                                                      -
         This Amendment (Check only one):           [  ]is a restatement.
                                                    [X]adds new holdings entries.
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Institutional Investment Manager Filing this Report:
Name:    Mendon Capital Advisors Corp.
Address: 150 Allens Creek Road
         Rochester, NY  14618

Form 13F File Number:  028-10662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Anton Schutz
Title: President
Phone: 585-770-1770

Signature, place and date of signing:

/s/ Anton Schutz,  Rochester, NY  14618  March 21, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

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Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $1,956 (in thousands)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      -2-

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                                           Mendon Capital Advisors Corp.
                                            Form 13F Information Table
                                      For the Quarter Ended December 31, 2006

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  ------ ------
Chicopee Bancorp             com           168565109   1956   125,000    sh           sole                    125,000

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